Accounts and Other Receivables - Summary of Changes in Loss Allowance of Accounts and Other Receivables (Details) - Loss allowance - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable
Trade And Other Receivables [Line Items]
Financial assets at amortised cost beginning balance	₩ 319	₩ 689	₩ 579
Bad debt expenses	1,402	701	933
Reversal of allowance for doubtful accounts	0	0	(132)
Write-off	(1,095)	(1,071)	(691)
Financial assets at amortised cost ending balance	626	319	689
Other receivables
Trade And Other Receivables [Line Items]
Financial assets at amortised cost beginning balance	5	5	5
Bad debt expenses	0	0	0
Reversal of allowance for doubtful accounts	0	0	0
Write-off	0	0	0
Financial assets at amortised cost ending balance	₩ 5	₩ 5	₩ 5